Other equity reserves	12 Months Ended
Mar. 31, 2025
Disclosure of reserves within equity [abstract]
Other equity reserves	28. Other equity reserves

Other equity reserves are different categories of equity as required by accounting standards and represent the impact of a number of our historical transactions or fair value movements on certain financial instruments that the Company holds.

Other equity reserves comprise the translation reserve (see note 1C), cash flow hedge reserve and the cost of hedging reserve (see note 32), debt instruments at fair value through other comprehensive income reserve (FVOCI debt) (see note 15), the capital redemption reserve and the merger reserve.
The merger reserve arose as a result of the application of merger accounting principles under the then prevailing UK GAAP, which under IFRS 1 was retained for mergers that occurred prior to the IFRS transition date. Under merger accounting principles, the difference between the carrying amount of the capital structure of the acquiring vehicle and that of the acquired business was treated as a merger difference and included within reserves. The merger reserve represents the difference between the carrying value of subsidiary undertaking investments and their respective capital structures following the Lattice demerger from BG Group plc and the 1999 Lattice refinancing.
The cash flow hedge reserve will either amortise as the committed future cash flows from borrowings are paid, be capitalised in fixed assets, or amortise as committed future cash flows from revenue are received (as described in note 32). See note 15 for further detail on FVOCI debt and note 32 in respect of cost of hedging reserve.
As the amounts included in other equity reserves are not attributable to any of the other classes of equity presented, they have been disclosed as a separate classification of equity.

	Translation £m	Cash flow hedge £m	Cost of hedging £m	FVOCI debt £m	Capital redemption £m	Merger £m	Total £m
At 1 April 2022	594	(85)	(29)	103	19	(5,165)	(4,563)
Exchange adjustments[1]	882	—	—	—	—	—	882
Exchange differences reclassified to the consolidated income statement on disposal	(170)	—	—	—	—	—	(170)
Net gains/(losses) taken to equity	—	142	(12)	(25)	—	—	105
Share of net gains of associates taken to equity	—	1	—	—	—	—	1
Transferred to profit or loss	—	(136)	—	—	—	—	(136)
Net gains in respect of cash flow hedging of capital expenditure	—	10	—	—	—	—	10
Tax	—	2	3	1	—	—	6
Cash flow hedges transferred to the statement of financial position, net of tax	—	5	—	—	—	—	5
At 1 April 2023	1,306	(61)	(38)	79	19	(5,165)	(3,860)
Exchange adjustments[1]	(335)	—	—	—	—	—	(335)
Net gains taken to equity	—	16	37	34	—	—	87
Transferred to profit or loss	—	224	(11)	—	—	—	213
Net losses in respect of cash flow hedging of capital expenditure	—	(37)	—	—	—	—	(37)
Tax	—	(50)	(6)	(4)	—	—	(60)
Cash flow hedges transferred to the statement of financial position, net of tax	—	2	—	—	—	—	2
At 1 April 2024	971	94	(18)	109	19	(5,165)	(3,990)
Exchange adjustments¹	(352)	—	—	—	—	—	(352)
Net gains/(losses) taken to equity	—	30	(46)	(12)	—	—	(28)
Transferred to profit or loss	—	188	(6)	—	—	—	182
Rights Issue²	—	—	—	—	—	6,704	6,704
Transfer to retained earnings	—	—	—	—	—	(6,704)	(6,704)
Net losses in respect of cash flow hedging of capital expenditure	—	(16)	—	—	—	—	(16)
Tax	—	(50)	13	3	—	—	(34)
Cash flow hedges transferred to the statement of financial position, net of tax	—	5	—	—	—	—	5
At 31 March 2025	619	251	(57)	100	19	(5,165)	(4,233)
1.The exchange adjustments recorded in the translation reserve comprise a loss of £408 million (2024: loss of £397 million; 2023: gain of £1,080 million) relating to the translation of foreign operations, offset by a gain of £56 million (2024: gain of £62 million; 2023: loss of £198 million) relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the net investment in non sterling-denominated subsidiaries.
2.For details of the Rights Issue and subsequent transfer to retained earnings see note 27.